Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 09, 2016	Jan. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Notional amounts			$ 1,849,385
Interest rate swaps and caps | Amortizing
Subsequent Event [Line Items]
Notional amounts			$ 1,246,030
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Dividend declared date	Feb. 09, 2016
Common stock dividend declared, per share	$ 0.24
Dividend payable date	Mar. 02, 2016
Dividend record date	Feb. 22, 2016
Subsequent Event | Interest rate swaps and caps
Subsequent Event [Line Items]
Fixed interest rate		0.92%
Subsequent Event | Interest rate swaps and caps | Starting date
Subsequent Event [Line Items]
Derivative maturity date		Feb. 15, 2016
Subsequent Event | Interest rate swaps and caps | Closing date
Subsequent Event [Line Items]
Derivative maturity date		Feb. 15, 2019
Subsequent Event | Interest rate swaps and caps | Amortizing
Subsequent Event [Line Items]
Notional amounts		$ 28,000